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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 30th September, 2007.

If amended report check here: ||

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of November, 2007.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              112

Form 13F Information Table Value Total:    4,925,902,108

                                                                                                        Item 7: Managers
Item 1                          Item 2   Item 3     Item 4     Item 5   Item 6: Investment Discretion   Voting Authority
------                         -------- --------- ----------- --------- ----------------------------- ---------------------
                                                                                             Shared
                               Title of                                             Shared   Other              Shared None
Name of Sec                     Class   Cusip No    Fair Mv    SH/PRN   Sole (a)     (b)      (c)     Sole (a)   (b)   (c)
-----------                    -------- --------- ----------- ---------  ---------  ------   ------   --------- ------ ----
Abbott Laboratories             Common  002824100  48,277,947   900,372   900,372                       900,372
Abercrombie & Fitch             Common  002896207  47,649,396   590,451   590,451                       590,451
Accuray Inc.                    Common  004397105  10,418,225   596,691   596,691                       596,691
ACE Limited                     Common  G0070K103  20,284,954   334,901   334,901                       334,901
AES Corp                        Common  00130H105  48,771,328 2,433,699 2,433,699                     2,433,699
Align Technology                Common  016255101   8,036,550   317,274   317,274                       317,274
Alltel                          Common  020039103   4,646,541    66,684    66,684                        66,684
American Electric Power         Common  025537101  34,453,832   747,696   747,696                       747,696
American Express                Common  025816109  32,085,567   540,434   540,434                       540,434
Amgen Inc                       Common  031162100  34,300,428   606,336   606,336                       606,336
Anadarko Petroleum              Common  032511107  43,437,041   808,131   808,131                       808,131
Archer Daniels Midland          Common  039483102  35,060,433 1,059,868 1,059,868                     1,059,868
AT&T Inc                        Common  00206R102 142,806,193 3,375,235 3,375,235                     3,375,235
Automatic Data Processing       Common  053015103   4,538,435    98,812    98,812                        98,812
Berkley (W.R.) Corp             Common  084423102  54,112,380 1,826,270 1,826,270                     1,826,270
Biomarin Pharmaceutical Inc     Common  09061G101  21,633,369   868,810   868,810                       868,810
BJ Services Company             Common  055482103  17,127,671   645,110   645,110                       645,110
Blackrock Inc                   Common  09247X101  12,886,964    74,315    74,315                        74,315
Boeing Company                  Common  097023105  24,473,274   233,101   233,101                       233,101
Bristol Myers Squibb            Common  110122108  40,338,893 1,399,684 1,399,684                     1,399,684
CenterPoint Energy Inc          Common  15189T107  31,743,776 1,980,273 1,980,273                     1,980,273
Chevron Corp                    Common  166764100  57,407,400   613,458   613,458                       613,458
Cisco Systems                   Common  17275R102  86,165,663 2,602,406 2,602,406                     2,602,406
Citigroup Inc                   Common  172967101 108,027,796 2,314,716 2,314,716                     2,314,716
CMS Energy Corp                 Common  125896100  19,418,354 1,154,480 1,154,480                     1,154,480
Comcast Corp New                Common  20030N101  26,056,295 1,077,597 1,077,597                     1,077,597
CompuCredit Corp                Common  20478N100   3,930,726   181,056   181,056                       181,056
ConocoPhillips                  Common  20825C104  50,790,305   578,675   578,675                       578,675
Cooper Industries Inc           Common  G24182100  29,589,642   579,167   579,167                       579,167
Corning Incorporated            Common  219350105  40,285,889 1,634,316 1,634,316                     1,634,316
CVS Caremark Corp               Common  126650100  65,585,074 1,654,935 1,654,935                     1,654,935
Dow Chemical                    Common  260543103  76,586,085 1,778,590 1,778,590                     1,778,590
Equifax Inc                     Common  294429105   8,778,121   230,276   230,276                       230,276
Exxon Mobil Corporation         Common  30231G102 250,008,633 2,701,044 2,701,044                     2,701,044
Fannie Mae                      Common  313586109  28,964,107   476,305   476,305                       476,305
First Marblehead Corp           Common  320771108   4,856,140   128,029   128,029                       128,029
Freeport McMoran Copper         Common  35671D857  32,908,608   313,744   313,744                       313,744
Genentech                       Common  368710406  61,671,377   790,456   790,456                       790,456
General Electric Company        Common  369604103 290,351,034 7,013,310 7,013,310                     7,013,310
Genworth Financial CL A         Common  37247D106  46,700,412 1,519,701 1,519,701                     1,519,701
Genzyme Corporation             Common  372917104  35,229,031   568,577   568,577                       568,577
Goldman Sachs Group             Common  38141G104  31,373,548   144,752   144,752                       144,752
Google Inc                      Common  38259P508 118,379,605   208,683   208,683                       208,683
Grey Wolf Inc                   Common  397888108  16,123,002 2,461,527 2,461,527                     2,461,527
Herbalife Ltd                   Common  G4412G101  12,708,979   279,564   279,564                       279,564
Hess Corp                       Common  42809H107  72,068,556 1,083,249 1,083,249                     1,083,249
Hewlett Packard Company         Common  428236103  38,073,268   764,677   764,677                       764,677
HOST HOTELS AND RESORTS INC.    Common  44107P104   9,337,037   416,089   416,089                       416,089
Human Genome Sciences Inc       Common  444903108   8,346,723   811,149   811,149                       811,149
IBM                             Common  459200101 169,124,635 1,435,693 1,435,693                     1,435,693
Intel Corporation               Common  458140100  43,991,842 1,701,154 1,701,154                     1,701,154
Intercontinetal Exchange Inc.   Common  45865V100  22,946,014   151,060   151,060                       151,060
International Rectifier         Common  460254105  38,566,399 1,169,033 1,169,033                     1,169,033
Inverness Medical Innovation    Common  46126P106  35,529,602   642,256   642,256                       642,256
Johnson and Johnson             Common  478160104 103,202,151 1,570,809 1,570,809                     1,570,809
Johnson Controls                Common  478366107  20,172,834   170,797   170,797                       170,797
Kraft Foods Inc                 Common  50075N104  25,712,400   745,071   745,071                       745,071

                                                                                                            Item 7: Managers
Item 1                          Item 2   Item 3      Item 4       Item 5    Item 6: Investment Discretion   Voting Authority
------                         -------- --------- ------------- ----------- ----------------------------- ---------------------
                                                                                                 Shared
                               Title of                                                 Shared   Other              Shared None
Name of Sec                     Class   Cusip No     Fair Mv      SH/PRN    Sole (a)     (b)      (c)     Sole (a)   (b)   (c)
-----------                    -------- --------- ------------- -----------  ---------  ------   ------   --------- ------ ----
Lazard Ltd.                     Common  G54050102     8,909,851     210,138   210,138                       210,138
Life Time Fitness               Common  53217R207    15,101,601     246,195   246,195                       246,195
Lyondell Chemical Co            Common  552078107    18,414,484     397,292   397,292                       397,292
Marathon Oil Corporation        Common  565849106    44,596,425     782,119   782,119                       782,119
Masco Corporation               Common  574599106    36,493,028   1,575,012 1,575,012                     1,575,012
Medtronic                       Common  585055106    62,564,557   1,109,104 1,109,104                     1,109,104
MEMC Electronic Materials Inc   Common  552715104    42,701,576     725,477   725,477                       725,477
Merck and Company               Common  589331107   101,944,569   1,972,230 1,972,230                     1,972,230
MF Global Ltd                   Common  G60642108     7,283,727     251,163   251,163                       251,163
Microsoft Corporation           Common  594918104   190,496,874   6,466,289 6,466,289                     6,466,289
Mohawk Industries Inc           Common  608190104    13,460,922     165,571   165,571                       165,571
Morgans Hotel Group             Common  61748W108     7,882,418     362,410   362,410                       362,410
Netflix Inc                     Common  64110L106     9,177,909     442,311   442,311                       442,311
Northern Trust Corporation      Common  665859104    29,580,277     446,360   446,360                       446,360
Northrop Grumman Corp           Common  666807102    20,981,064     268,988   268,988                       268,988
Occidental Petroleum
  Corporation                   Common  674599105    14,691,429     229,267   229,267                       229,267
Omnicare Inc                    Common  681904108    23,603,667     712,456   712,456                       712,456
Oracle Corporation              Common  68389X105    98,070,538   4,529,817 4,529,817                     4,529,817
Orthofix International NV       Common  N6748L102    13,256,228     270,701   270,701                       270,701
Patterson-Uti Energy            Common  703481101    20,154,310     892,969   892,969                       892,969
Penske Auto Group INC           Common  70959W103    13,979,829     690,703   690,703                       690,703
PepsiCo                         Common  713448108    79,375,525   1,083,477 1,083,477                     1,083,477
Pfizer Inc                      Common  717081103    86,148,999   3,526,361 3,526,361                     3,526,361
PNC Financial Services Group    Common  693475105    47,490,420     697,363   697,363                       697,363
Polycom Inc                     Common  73172K104    40,816,187   1,519,590 1,519,590                     1,519,590
Pride International             Common  74153Q102    22,222,473     608,002   608,002                       608,002
Procter and Gamble Company      Common  742718109   132,908,415   1,889,514 1,889,514                     1,889,514
Prologis                        Common  743410102    13,234,171     199,460   199,460                       199,460
QLogic Corp                     Common  747277101    44,891,809   3,337,681 3,337,681                     3,337,681
Qualcomm Inc                    Common  747525103    44,285,733   1,047,935 1,047,935                     1,047,935
Robert Half International Inc   Common  770323103     9,251,464     309,828   309,828                       309,828
Sapient Corp                    Common  803062108    25,085,785   3,738,567 3,738,567                     3,738,567
Sepracor                        Common  817315104    21,014,648     764,169   764,169                       764,169
Sherwin Williams Co             Common  824348106    15,929,812     242,426   242,426                       242,426
Simon Property Group Inc        Common  828806109    13,535,400     135,354   135,354                       135,354
Sotheby's Holdings Inc          Common  835898107     7,355,454     153,912   153,912                       153,912
Sprint Nextel Corp              Common  852061100    40,253,685   2,118,615 2,118,615                     2,118,615
Starbucks Corp                  Common  855244109    23,147,569     883,495   883,495                       883,495
Starwood Hotels and Resorts
  Worldwide Inc                 Common  85590A401     7,826,162     128,826   128,826                       128,826
Target Corporation              Common  87612E106    16,227,705     255,273   255,273                       255,273
Tesoro Corp                     Common  881609101    27,195,335     590,946   590,946                       590,946
Time Warner Inc                 Common  887317105   112,105,150   6,105,945 6,105,945                     6,105,945
TriZetto Group Inc              Common  896882107     8,220,770     469,490   469,490                       469,490
Union Pacific Corporation       Common  907818108    62,509,178     552,885   552,885                       552,885
UnitedHealth Group
  Incorporated                  Common  91324P102    48,967,718   1,011,103 1,011,103                     1,011,103
Urban Outfitters                Common  917047102    10,232,201     469,367   469,367                       469,367
Valero Energy Corp              Common  91913Y100    42,262,199     629,089   629,089                       629,089
Verizon Communications Inc      Common  92343V104    78,534,388   1,773,586 1,773,586                     1,773,586
VF Corp                         Common  918204108    19,787,384     245,045   245,045                       245,045
VistaPrint Ltd                  Common  G93762204     8,515,016     227,857   227,857                       227,857
Wal Mart Stores                 Common  931142103    40,055,248     917,646   917,646                       917,646
Walgreen                        Common  931422109    40,317,828     853,468   853,468                       853,468
Wells Fargo and Company         Common  949746101    42,058,208   1,180,747 1,180,747                     1,180,747
WW Grainger Inc                 Common  384802104    31,978,965     350,685   350,685                       350,685
Wyeth                           Common  983024100    62,765,337   1,408,874 1,408,874                     1,408,874
                                                  ------------- -----------
                                                  4,925,902,108 123,343,701
                                                  ------------- -----------